Revenue Information	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue Information

13. REVENUE INFORMATION

Revenues consist of the following:

	For the Year Ended December 31,
	2021	2022	2023
	US$	US$	US$
Revenues generated from group chatting services	208,163,650	214,992,171	211,760,853
Revenues generated from games services	64,971,258	88,611,351	106,742,196
Others	—	—	374,515
Total revenues	273,134,908	303,603,522	318,877,564

The Company’s platform does not require real-name and country of registration of its users. Therefore, the Company does not disclose the revenue information by geographical region because country information of its users are not available or not verified by the Company.